Other operating income and expenses	6 Months Ended
Jun. 30, 2020
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2020, and 2019:

Other Operating income	For the six-month period ended June 30,
	2020	2019
	($ in thousands)
Grants (Note 16)	29,503	29,578
Income from various services and insurance proceeds	27,733	15,330
Total	57,236	44,908

Other Operating expenses	For the six-month period ended June 30,
	2020	2019
	($ in thousands)
Raw materials and consumables used	(4,136)	(6,293)
Leases and fees	(1,285)	(945)
Operation and maintenance	(49,716)	(66,580)
Independent professional services	(19,136)	(17,604)
Supplies	(11,382)	(11,326)
Insurance	(17,973)	(12,053)
Levies and duties	(18,828)	(14,715)
Other expenses	(3,636)	(3,007)
Total	(126,092)	(132,523)